Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
18.
SUBSEQUENT EVENTS

Management has considered subsequent events through December 19, 2025, which was the date the unaudited condensed consolidated financial statements were issued.

From July 1, 2025 through December 2, 2025, the Company granted 112,341,680 RSUs, representing 2,808,542.00 ADSs, to certain employees and non-employee consultants pursuant to the 2023 Plan II. 84,365,720 RSUs vested immediately on the date of grant.

On July 23, 2025, the Company granted 445,198,920 RSUs, representing 11,129,973 ADSs, to certain employees pursuant to the 2025 Share Incentive Plan. All of the RSUs vested immediately on the date of grant.

On October 28, 2025, X-Charge Technology received a formal notice of arbitration from the China International Economic and Trade Arbitration Commission (“CIETAC”) related to the convertible loan investment and adjustment agreement with investor C (refer to Footnote 6 for details).